Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Current assets
Cash and cash equivalents	$ 4,062,603	$ 68,747,376	$ 3,806,554	$ 64,414,511	$ 76,506,447	$ 39,989,781
Trade and other accounts receivable, derivative financial instruments and other current assets		357,757,378		337,461,870
Accounts receivable—inter-company		0		0
Inventories	6,620,730	112,035,992		126,018,397
Total current assets	31,824,887	538,540,746		527,894,778
Long-term receivables—intercompany		0		0
Investments in joint ventures and associates	109,609	1,854,803		2,043,966
Wells, pipelines, properties, plant and equipment, net	87,597,339	1,482,322,166		1,368,750,850
Long-term notes receivables	69,714	1,179,706		1,334,126
Rights of use assets	2,553,078	43,203,180		49,520,847	54,283,458
Deferred taxes	10,041,054	169,914,720		171,632,558
Intangible assets	1,202,625	20,350,819		30,024,934
Government Bonds	2,097,571	35,495,104		63,653,260
Other assets	627,236	10,614,092		30,702,725
Total assets	136,123,113	2,303,475,336		2,245,558,044
Current liabilities
Current portion of long-term debt	28,201,252	477,221,594		465,947,683
Accounts payable—inter-company		0		0
Other current liabilities		646,496,067		463,789,575
Total current liabilities	66,405,724	1,123,717,661		929,737,258
Long-term debt	77,842,381	1,317,248,763		1,625,516,313
Long-term payables—inter-company		0		0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,515,487,722		1,459,126,698
Total liabilities	233,805,352	3,956,454,146		4,014,380,269
Total equity (deficit)	(97,682,239)	(1,652,978,810)		(1,768,822,225)	(2,170,000,783)	(2,404,727,030)
Total liabilities and equity (deficit)	$ 136,123,113	2,303,475,336		2,245,558,044
Eliminations
Current assets
Cash and cash equivalents		0
Accounts receivable—inter-company		(3,073,564,574)		(2,803,713,857)
Total current assets		(3,073,564,574)		(2,803,713,857)
Long-term receivables—intercompany		(1,256,080,996)		(1,512,689,817)
Investments in joint ventures and associates		689,978,053		704,894,507
Total assets		(3,639,667,517)		(3,611,509,167)
Current liabilities
Accounts payable—inter-company		(3,073,494,285)		(2,803,555,175)
Total current liabilities		(3,073,494,285)		(2,803,555,175)
Long-term payables—inter-company		(1,256,151,284)		(1,512,848,498)
Total liabilities		(4,329,645,569)		(4,316,403,673)
Total equity (deficit)		709,042,716		704,894,506
Total liabilities and equity (deficit)		(3,620,602,853)		(3,611,509,167)
Petróleos Mexicanos
Current assets
Cash and cash equivalents		21,332,062		14,809,052	34,690,405	9,394,220
Trade and other accounts receivable, derivative financial instruments and other current assets		44,210,424		61,562,752
Accounts receivable—inter-company		1,779,552,352		1,466,391,747
Inventories		1,657,768		1,695,679
Total current assets		1,846,752,606		1,544,459,230
Long-term receivables—intercompany		1,255,133,079		1,511,328,178
Investments in joint ventures and associates		(1,193,893,056)		(1,203,291,062)
Wells, pipelines, properties, plant and equipment, net		6,883,032		6,832,860
Rights of use assets		1,054,650		1,631,407
Deferred taxes		53,872,835		51,156,380
Intangible assets		30,385		149,947
Government Bonds		35,495,104		63,653,260
Total assets		2,005,328,635		1,975,920,200
Current liabilities
Current portion of long-term debt		407,016,329		398,101,726
Accounts payable—inter-company		1,611,866,944		1,423,626,118
Other current liabilities		49,017,649		31,085,188
Total current liabilities		2,067,900,922		1,852,813,032
Long-term debt		1,255,500,049		1,573,359,790
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		334,789,836		318,280,995
Total liabilities		3,658,190,807		3,744,453,817
Total equity (deficit)		(1,671,926,836)		(1,768,533,617)
Total liabilities and equity (deficit)		1,986,263,971		1,975,920,200
Subsidiary guarantors
Current assets
Cash and cash equivalents		8,121,798		11,293,133	6,157,869	4,970,074
Trade and other accounts receivable, derivative financial instruments and other current assets		223,619,697		197,610,993
Accounts receivable—inter-company		1,084,854,020		1,158,552,905
Inventories		68,635,820		79,127,255
Total current assets		1,385,231,335		1,446,584,286
Investments in joint ventures and associates		273,172,532		269,011,476
Wells, pipelines, properties, plant and equipment, net		1,152,610,684		1,089,869,156
Long-term notes receivables		998,352		1,334,126
Rights of use assets		38,529,258		44,352,154
Deferred taxes		108,283,638		113,857,491
Intangible assets		19,267,774		28,673,801
Other assets		2,223,837		2,320,594
Total assets		2,980,317,410		2,996,003,084
Current liabilities
Current portion of long-term debt		17,773,661		20,438,040
Accounts payable—inter-company		1,353,441,870		1,293,390,155
Other current liabilities		491,387,451		346,977,135
Total current liabilities		1,862,602,982		1,660,805,330
Long-term debt		17,755,058		22,496,110
Long-term payables—inter-company		1,255,133,079		1,511,403,321
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,162,988,573		1,124,420,120
Total liabilities		4,298,479,692		4,319,124,881
Total equity (deficit)		(1,318,162,282)		(1,323,121,797)
Total liabilities and equity (deficit)		2,980,317,410		2,996,003,084
Non-guarantor subsidiaries
Current assets
Cash and cash equivalents		39,293,516		38,312,326	$ 35,658,173	$ 25,625,487
Trade and other accounts receivable, derivative financial instruments and other current assets		89,927,257		78,288,125
Accounts receivable—inter-company		209,158,202		178,769,205
Inventories		41,742,404		45,195,463
Total current assets		380,121,379		340,565,119
Long-term receivables—intercompany		947,917		1,361,639
Investments in joint ventures and associates		232,597,274		231,429,045
Wells, pipelines, properties, plant and equipment, net		322,828,450		272,048,834
Long-term notes receivables		181,354
Rights of use assets		3,619,272		3,537,286
Deferred taxes		7,758,247		6,618,687
Intangible assets		1,052,660		1,201,186
Other assets		8,390,255		28,382,131
Total assets		957,496,808		885,143,927
Current liabilities
Current portion of long-term debt		52,431,604		47,407,917
Accounts payable—inter-company		108,185,471		86,538,902
Other current liabilities		106,090,967		85,727,252
Total current liabilities		266,708,042		219,674,071
Long-term debt		43,993,656		29,660,413
Long-term payables—inter-company		1,018,205		1,445,177
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		17,709,313		16,425,583
Total liabilities		329,429,216		267,205,244
Total equity (deficit)		628,067,592		617,938,683
Total liabilities and equity (deficit)		$ 957,496,808		$ 885,143,927